UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08518
                                                     ---------

                              GAMCO Gold Fund, Inc.
                 ----------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
                 ----------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                 ----------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                          -----------------

                      Date of fiscal year end: December 31
                                              -------------

                    Date of reporting period: March 31, 2006
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


GAMCO GOLD FUND, INC.
SCHEDULE OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   MARKET
   SHARES                                          VALUE*
   ------                                          ------
            COMMON STOCKS -- 97.4%
            METALS AND MINING -- 97.4%
            AUSTRALIA -- 12.3%
 1,360,000  Kingsgate Consolidated Ltd. .....  $  6,270,147
   399,762  Leviathan Resources Ltd.+ .......       286,190
 7,345,000  Lihir Gold Ltd.+ ................    14,039,642
   575,000  Newcrest Mining Ltd. ............     9,624,215
 9,808,750  Oxiana Ltd.+ ....................    18,819,212
 5,000,000  Pan Australian Resources Ltd.+ ..       966,466
 1,000,000  Perseverance Corp. Ltd.+ ........       257,725
   500,000  Sino Gold Ltd.+ .................     1,517,710
 8,175,000  Tanami Gold NL+ .................     1,375,335
                                               ------------
                                                 53,156,642
                                               ------------
            LATIN AMERICA -- 1.6%
   150,000  AfriOre Ltd.+ ...................       539,453
   262,400  Compania de Minas Buenaventura SA,
             ADR ............................     6,478,656
                                               ------------
                                                  7,018,109
                                               ------------
            NORTH AMERICA -- 56.1%
   489,000  Agnico-Eagle Mines Ltd.,
             New York .......................    14,890,035
   256,231  Agnico-Eagle Mines Ltd.,
             Toronto ........................     7,795,440
   555,400  Arizona Star Resource Corp.+ ....     4,893,664
   500,000  Axmin Inc.+......................       308,259
 1,300,000  Axmin Inc.+ (b)(c) ..............       801,473
   225,000  Banro Corp.+  ...................     2,514,236
   125,000  Banro Corp.+ (b)(c) .............     1,396,798
   547,393  Barrick Gold Corp., New York ....    14,910,985
   177,668  Barrick Gold Corp., Toronto .....     4,833,251
    25,000  Dundee Precious Metals Inc.+ ....       269,726
   100,000  Eldorado Gold Corp., New York+ ..       478,000
 1,182,500  Eldorado Gold Corp., Toronto+ ...     5,710,750
   467,500  Eldorado Gold Corp.,
             Toronto+ (b)(c) ................     2,257,739
   487,500  Freeport-McMoRan Copper &
             Gold Inc., Cl. B ...............    29,137,875
   200,000  Gammon Lake Resources Inc.+ .....     3,582,652
   440,000  Glamis Gold Ltd., New York+ .....    14,379,200
   208,200  Glamis Gold Ltd., Toronto+ ......     6,792,328
   187,600  Goldcorp Inc., New York .........     5,487,300
   325,700  Goldcorp Inc., Toronto ..........     9,529,622
   102,000  Golden Queen Mining Co. Ltd.+ ...        81,226
 1,000,000  Golden Queen Mining Co.
             Ltd.+ (b)(c) ...................       796,335
   250,000  Golden Star Resources Ltd.,
             New York+ ......................       797,500
   575,000  Golden Star Resources Ltd.,
             Toronto+ .......................     1,816,800
   400,000  IAMGOLD Corp., New York .........     3,452,000
 1,405,060  IAMGOLD Corp., Toronto ..........    12,091,324
    30,000  Ivanhoe Mines Ltd., New York+ ...       288,900
   270,000  Ivanhoe Mines Ltd., Toronto+ ....     2,566,254
   400,000  Jaguar Mining Inc.+ .............     1,955,731
 1,035,000  Kinross Gold Corp., New York+ ...    11,312,550

                                                   MARKET
   SHARES                                          VALUE*
   ------                                          ------

   574,999  Kinross Gold Corp., Toronto+ ....  $  6,267,704
   645,295  Meridian Gold Inc., New York+ ...    19,132,997
    70,000  Meridian Gold Inc., Toronto+ ....     2,067,903
   300,000  Mexgold Resources Inc.+ .........     1,893,223
   300,000  Miramar Mining Corp., New York+ .     1,017,000
   800,000  Miramar Mining Corp., Toronto+ ..     2,705,827
   200,000  Miramar Mining Corp.,
             Toronto+ (b)(c) ................       676,457
    60,000  Nevsun Resources Ltd., New York+        168,600
   775,000  Nevsun Resources Ltd., Toronto+ .     2,176,649
   175,000  Nevsun Resources Ltd.,
             Toronto+ (b)(c) ................       491,501
    79,300  New Gold Inc.+ ..................       736,743
   125,000  New Gold Inc.+ (a)(c)(d) ........     1,161,322
   480,071  Newmont Mining Corp. ............    24,910,884
   600,000  Northern Star Mining Corp.+ .....       544,590
 5,000,000  Odyssey Resources Ltd. (a)(c)(d)      1,626,921
   150,000  Orezone Resources Inc.,
             New York+ ......................       334,500
 1,051,000  Orezone Resources Inc.,
             Toronto+ .......................     2,339,855
   300,000  Semafo Inc.+ ....................       667,894
   300,000  Semafo Inc.+ (b)(c) .............       667,894
   250,000  SXR Uranium One Inc.+ (a)(c)(d) .     1,834,354
   250,000  Viceroy Exploration Ltd.+ .......     1,804,598
 2,139,215  Wesdome Gold Mines Ltd.+ ........     4,011,543
   500,000  Western Quebec Mines
             Inc. (a)(c)(d) .................       874,470
                                               ------------
                                                243,241,382
                                               ------------
            RUSSIA -- 0.2%
    20,000  Polyus Gold Co. ZAO, ADR ........       790,000
                                               ------------
            SOUTH AFRICA -- 20.1%
    96,700  Anglo Platinum Ltd. .............     8,773,343
   252,058  AngloGold Ashanti Ltd., ADR .....    13,641,379
   125,000  Gold Fields Ltd. ................     2,724,637
 1,283,249  Gold Fields Ltd., ADR ...........    28,205,813
   200,000  Harmony Gold Mining Co. Ltd.+ ...     3,243,857
 1,011,326  Harmony Gold Mining Co. Ltd.,
             ADR+ ...........................    16,059,857
    20,000  Impala Platinum Holdings Ltd. ...     3,779,093
   228,000  Impala Platinum Holdings Ltd., ADR   10,772,157
                                               ------------
                                                 87,200,136
                                               ------------
            UNITED KINGDOM -- 7.1%
   300,000  Avnel Gold Mining Ltd.+ (a)(c)(d)       244,038
   900,000  Cluff Gold Ltd.+ ................     1,141,477
   600,000  Highland Gold Mining Ltd. .......     2,793,752
   130,000  Lonmin plc ......................     6,014,733
   208,333  Monterrico Metals plc+ ..........       935,665
 1,087,200  Randgold Resources Ltd., ADR+ ...    19,754,424
                                               ------------
                                                 30,884,089
                                               ------------
            TOTAL COMMON STOCKS .............   422,290,358
                                               ------------
                                       2

GAMCO GOLD FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   MARKET
   SHARES                                          VALUE*
   ------                                          ------

            WARRANTS -- 1.5%
            NORTH AMERICA -- 1.5%
   145,500  Apollo Gold Corp.,
             expire 12/23/06+ (a)(c)(d) ......  $    13,803
   490,000  Goldcorp Inc., expire 05/30/07+ ..    2,882,476
 1,000,000  Golden Queen Mining Co. Ltd.,
             expire 01/27/06+ (a)(c)(d) ......      289,866
   100,000  Golden Star Resources Ltd.,
             expire 02/14/07+ (a) ............       66,790
    62,500  New Gold Inc.,
             expire 02/28/08 (a)(c)(d) ......       121,032
   527,500  Northern Orion Resources Inc.,
             expire 05/29/08+ (b)(c) .........    1,558,312
 5,000,000  Odyssey Resources Ltd.,
             expire 10/26/07+ (a)(c)(d) ......    1,358,895
   250,000  Western Quebec Mines Inc.,
             expire 02/10/07+ (a)(c)(d) ......       25,764
                                               ------------
                                                  6,316,938
                                               ------------
            UNITED KINGDOM -- 0.0%
   300,000  Avnel Gold Mining Ltd.,
             expire 11/29/07+ (a)(c)(d) .....         7,329
                                               ------------
            TOTAL WARRANTS ..................     6,324,267
                                               ------------
 PRINCIPAL
  AMOUNT
  ------
            U.S. GOVERNMENT OBLIGATIONS -- 1.1%
$4,781,000  U.S. Treasury Bills,
             4.591% to 4.673%++,
             04/13/06 to 04/20/06 ...........     4,774,904
                                               ------------
            TOTAL INVESTMENTS -- 100.0%
             (Cost $222,606,138) ............  $433,389,529
                                               ============
------------------
              For Federal tax purposes:
              Aggregate cost ................  $222,606,138
                                               ============

              Gross unrealized appreciation    $211,653,154
              Gross unrealized depreciation        (869,763)
                                               ------------
              Net unrealized appreciation
               (depreciation) ...............  $210,783,391
                                               ============
------------------


 (a) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At March 31, 2006, the market value of fair valued securities amounted to $7,624,584 or 1.76% of total investments.
 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the Rule 144A securities are considered liquid and the market value amounted to $8,646,509 or 2.00% of total investments.
 (c) At March 31, 2006, the Fund held investments in restricted securities amounting to $16,204,303 or 3.78% of net assets, which were valued under methods approved by the Board as follows:
                                                                       03/31/06
                                                                       CARRYING
ACQUISITION                            ACQUISITION    ACQUISITION       VALUE
  SHARES   ISSUER                         DATE           COST          PER UNIT
 --------  ------                      -----------   -----------       --------
  145,500  Apollo Gold Corp.
             Warrants expire 12/23/06 ... 12/17/02            --        $0.0949
  300,000  Avnel Gold Mining Ltd. ....... 11/23/05    $  255,864         0.8135
  300,000  Avnel Gold Mining Ltd.
             Warrants expire 11/29/07 ... 11/23/05            --         0.0244
1,300,000  Axmin Inc. ................... 12/20/02       397,833         0.6165
  125,000  Banro Corp. .................. 03/25/04       373,580        11.1744
  467,500  Eldorado Gold Corp., Toronto . 12/06/02       568,659         4.8294
1,000,000  Golden Queen Mining Co. Ltd. . 01/13/04       393,794         0.7963
1,000,000  Golden Queen Mining Co. Ltd.
             Warrants expire 01/27/06 ... 01/13/04            --         0.2899
  200,000  Miramar Mining Corp., Toronto  07/24/03       300,679         3.3823
  175,000  Nevsun Resources Ltd., Toronto 02/12/03       354,761         2.8086
  125,000  New Gold Inc. ................ 02/01/06       985,934         9.2906
   62,500  New Gold Inc.
             Warrants expire 02/28/08 ... 02/01/06            --         1.9365
  527,500  Northern Orion Resources Inc.
             Warrants expire 05/29/08 ... 07/30/03            --         2.9541
5,000,000  Odyssey Resources Ltd. ....... 10/20/05       244,242         0.3254
5,000,000  Odyssey Resources Ltd.
             Warrants expire 10/26/07 ... 10/20/05       180,675         0.2718
  300,000  Semafo Inc. .................. 12/07/05       437,616         2.2263
  250,000  SXR Uranium One Inc. ......... 02/07/06     1,663,477         7.3374
  500,000  Western Quebec Mines Inc. .... 02/08/06       867,077         1.7489
  250,000  Western Quebec Mines Inc.
             Warrants expire 02/10/07 ... 02/08/06            --         0.1031

 (d) Illiquid security.
 +   Non-income producing security.
 ++  Represents annualized yield at date of purchase.
 ADR American Depository Receipt



                                        % OF
                                        MARKET       MARKET
GEOGRAPHIC DIVERSIFICATION              VALUE         VALUE
---------------------------             ------       ------
North America ........................   58.7%   $254,333,224
South Africa .........................   20.1      87,200,136
Asia/Pacific .........................   12.3      53,156,642
Europe ...............................    7.3      31,681,418
Latin America ........................    1.6       7,018,109
                                        ------   ------------
                                        100.0%   $433,389,529
                                        ======   ============

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) GAMCO Gold Fund, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     May 1, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     May 1, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)* /s/ Agnes Mullady
                         -------------------------------------------------------
                          Agnes Mullady, Principal Financial Officer & Treasurer


Date     May 1, 2006
    ----------------------------------------------------------------------------




* Print the name and title of each signing officer under his or her signature.